Expected Credit Losses on Financial Assets and Reconciliation of carrying amount (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	R$ 321,697,974
Financial assets at end of period	365,169,005	R$ 321,697,974
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	111,971,384
Financial Assets, Acquisitions (Settlements) During Period	(5,192,952)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(1,822,720)
Stage 1 to Stage 3	(625,233)
Stage 2 to Stage 1	1,741,332
Stage 3 To Stage 1	3,174
Decrease through write-off, financial assets	0
Financial assets at end of period	106,074,985	111,971,384
Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	3,304,461	2,786,201
Financial Assets, Acquisitions (Settlements) During Period	(729,825)	(889,100)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	1,822,720	2,409,392
Stage 2 to Stage 1	(1,741,332)	(877,225)
Stage 2 to Stage 3	(155,532)	(125,622)
Stage 3 to Stage 2	460	815
Decrease through write-off, financial assets	0	0
Financial assets at end of period	2,500,952	3,304,461
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	406,769	237,130
Financial Assets, Acquisitions (Settlements) During Period	(135,400)	(80,484)
Stage 1 to Stage 3	625,233	309,919
Stage 3 To Stage 1	(3,174)	(254)
Stage 2 to Stage 3	155,532	125,622
Stage 3 to Stage 2	(460)	(815)
Decrease through write-off, financial assets	(264,955)	(184,349)
Financial assets at end of period	783,545	406,769
Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	115,682,614
Financial Assets, Acquisitions (Settlements) During Period	(6,058,177)
Decrease through write-off, financial assets	264,955
Financial assets at end of period	109,359,482	115,682,614
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	111,971,384	100,218,376
Financial Assets, Acquisitions (Settlements) During Period		13,594,840
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		(2,409,392)
Stage 1 to Stage 3		(309,919)
Stage 2 to Stage 1		877,225
Stage 3 To Stage 1		254
Decrease through write-off, financial assets		0
Financial assets at end of period		111,971,384
Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	115,682,614	103,241,707
Financial Assets, Acquisitions (Settlements) During Period		12,625,256
Decrease through write-off, financial assets		(184,349)
Financial assets at end of period		115,682,614
On-balance exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	104,497,807
Financial Assets, Acquisitions (Settlements) During Period	(5,486,504)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(1,304,043)
Stage 1 to Stage 3	(612,775)
Stage 2 to Stage 1	1,603,609
Stage 3 To Stage 1	3,171
Decrease through write-off, financial assets	0
Financial assets at end of period	98,701,265	104,497,807
On-balance exposures [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,910,045	2,202,931
Financial Assets, Acquisitions (Settlements) During Period	(585,008)	(566,369)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	1,304,043	2,108,966
Stage 2 to Stage 1	(1,603,609)	(710,801)
Stage 2 to Stage 3	(154,591)	(125,492)
Stage 3 to Stage 2	458	810
Decrease through write-off, financial assets	0	0
Financial assets at end of period	1,871,338	2,910,045
On-balance exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	401,211	231,590
Financial Assets, Acquisitions (Settlements) During Period	(129,631)	(80,172)
Stage 1 to Stage 3	612,775	309,713
Stage 3 To Stage 1	(3,171)	(253)
Stage 2 to Stage 3	154,591	125,492
Stage 3 to Stage 2	(458)	(810)
Decrease through write-off, financial assets	264,955	184,349
Financial assets at end of period	770,362	401,211
On-balance exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	107,809,063
Financial Assets, Acquisitions (Settlements) During Period	(6,201,143)
Decrease through write-off, financial assets	264,955
Financial assets at end of period	101,342,965	107,809,063
On-balance exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	104,497,807	91,894,479
Financial Assets, Acquisitions (Settlements) During Period		14,310,953
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		(2,108,966)
Stage 1 to Stage 3		(309,713)
Stage 2 to Stage 1		710,801
Stage 3 To Stage 1		253
Decrease through write-off, financial assets		0
Financial assets at end of period		104,497,807
On-balance exposures [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	107,809,063	94,329,000
Financial Assets, Acquisitions (Settlements) During Period		13,664,412
Decrease through write-off, financial assets		184,349
Financial assets at end of period		107,809,063
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	53,250,910
Financial Assets, Acquisitions (Settlements) During Period	(11,027,561)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	0
Stage 1 to Stage 3	0
Stage 2 to Stage 1	0
Stage 3 To Stage 1	0
Decrease through write-off, financial assets	0
Financial assets at end of period	42,223,349	53,250,910
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	53,250,910
Financial Assets, Acquisitions (Settlements) During Period	(11,027,561)
Decrease through write-off, financial assets	0
Financial assets at end of period	42,223,349	53,250,910
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	53,250,910	43,693,837
Financial Assets, Acquisitions (Settlements) During Period		9,557,073
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		0
Stage 1 to Stage 3		0
Stage 2 to Stage 1		0
Stage 3 To Stage 1		0
Decrease through write-off, financial assets		0
Financial assets at end of period		53,250,910
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	53,250,910	43,693,837
Financial Assets, Acquisitions (Settlements) During Period		9,557,073
Decrease through write-off, financial assets		0
Financial assets at end of period		53,250,910
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,850,108
Financial Assets, Acquisitions (Settlements) During Period	4,585,816
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(1,103)
Stage 1 to Stage 3	(74,197)
Stage 2 to Stage 1	0
Stage 3 To Stage 1	0
Decrease through write-off, financial assets	0
Financial assets at end of period	7,360,624	2,850,108
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Financial Assets, Acquisitions (Settlements) During Period	0
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	1,103
Stage 2 to Stage 1	0
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Decrease through write-off, financial assets	0
Financial assets at end of period	1,103	0
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Financial Assets, Acquisitions (Settlements) During Period	0
Stage 1 to Stage 3	74,197
Stage 3 To Stage 1	0
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Decrease through write-off, financial assets	0
Financial assets at end of period	74,197	0
Financial assets at amortised cost, category [member] | Securities [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,850,108
Financial Assets, Acquisitions (Settlements) During Period	4,585,816
Decrease through write-off, financial assets	0
Financial assets at end of period	7,435,924	2,850,108
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,850,108	6,861,493
Financial Assets, Acquisitions (Settlements) During Period		(4,011,385)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		0
Stage 1 to Stage 3		0
Stage 2 to Stage 1		0
Stage 3 To Stage 1		0
Decrease through write-off, financial assets		0
Financial assets at end of period		2,850,108
Financial assets at amortised cost, category [member] | Securities [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,850,108	6,861,493
Financial Assets, Acquisitions (Settlements) During Period		(4,011,385)
Decrease through write-off, financial assets		0
Financial assets at end of period		2,850,108
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	22,059,501
Financial Assets, Acquisitions (Settlements) During Period	(4,993,837)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	0
Stage 1 to Stage 3	0
Stage 2 to Stage 1	0
Stage 3 To Stage 1	0
Decrease through write-off, financial assets	0
Financial assets at end of period	17,065,664	22,059,501
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Financial Assets, Acquisitions (Settlements) During Period	0
Stage 1 to Stage 3	0
Stage 3 To Stage 1	0
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Decrease through write-off, financial assets	0
Financial assets at end of period	0	0
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	22,059,501
Financial Assets, Acquisitions (Settlements) During Period	(4,993,837)
Decrease through write-off, financial assets	0
Financial assets at end of period	17,065,664	22,059,501
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	22,059,501	14,891,781
Financial Assets, Acquisitions (Settlements) During Period		7,167,720
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		0
Stage 1 to Stage 3		0
Stage 2 to Stage 1		0
Stage 3 To Stage 1		0
Decrease through write-off, financial assets		0
Financial assets at end of period		22,059,501
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	22,059,501	14,891,781
Financial Assets, Acquisitions (Settlements) During Period		7,167,720
Decrease through write-off, financial assets		0
Financial assets at end of period		22,059,501
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	26,337,288
Financial Assets, Acquisitions (Settlements) During Period	5,949,078
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(1,302,940)
Stage 1 to Stage 3	(538,578)
Stage 2 to Stage 1	1,603,609
Stage 3 To Stage 1	3,171
Decrease through write-off, financial assets	0
Financial assets at end of period	32,051,628	26,337,288
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,910,045	2,202,931
Financial Assets, Acquisitions (Settlements) During Period	(585,008)	(566,369)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	1,302,940	2,108,966
Stage 2 to Stage 1	(1,603,609)	(710,801)
Stage 2 to Stage 3	(154,591)	(125,492)
Stage 3 to Stage 2	458	810
Decrease through write-off, financial assets	0	0
Financial assets at end of period	1,870,235	2,910,045
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	401,211	231,590
Financial Assets, Acquisitions (Settlements) During Period	(129,631)	(80,172)
Stage 1 to Stage 3	538,578	309,713
Stage 3 To Stage 1	(3,171)	(253)
Stage 2 to Stage 3	154,591	125,492
Stage 3 to Stage 2	(458)	(810)
Decrease through write-off, financial assets	264,955	184,349
Financial assets at end of period	696,165	401,211
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	29,648,544
Financial Assets, Acquisitions (Settlements) During Period	5,234,439
Decrease through write-off, financial assets	264,955
Financial assets at end of period	34,618,028	29,648,544
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	26,337,288	26,447,368
Financial Assets, Acquisitions (Settlements) During Period		1,597,545
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		(2,108,966)
Stage 1 to Stage 3		(309,713)
Stage 2 to Stage 1		710,801
Stage 3 To Stage 1		253
Decrease through write-off, financial assets		0
Financial assets at end of period		26,337,288
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	29,648,544	28,881,889
Financial Assets, Acquisitions (Settlements) During Period		951,004
Decrease through write-off, financial assets		184,349
Financial assets at end of period		29,648,544
Off-Balance Exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	7,473,577
Financial Assets, Acquisitions (Settlements) During Period	293,552
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	(518,677)
Stage 1 to Stage 3	(12,458)
Stage 2 to Stage 1	137,723
Stage 3 To Stage 1	3
Decrease through write-off, financial assets	0
Financial assets at end of period	7,373,720	7,473,577
Off-Balance Exposures [Member] | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	394,416	583,270
Financial Assets, Acquisitions (Settlements) During Period	(144,817)	(322,731)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets	518,677	300,426
Stage 2 to Stage 1	(137,723)	(166,424)
Stage 2 to Stage 3	(941)	(130)
Stage 3 to Stage 2	2	5
Decrease through write-off, financial assets	0	0
Financial assets at end of period	629,614	394,416
Off-Balance Exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	5,558	5,540
Financial Assets, Acquisitions (Settlements) During Period	(5,769)	(312)
Stage 1 to Stage 3	12,458	206
Stage 3 To Stage 1	(3)	(1)
Stage 2 to Stage 3	941	130
Stage 3 to Stage 2	(2)	(5)
Decrease through write-off, financial assets	0	0
Financial assets at end of period	13,183	5,558
Off-Balance Exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	7,873,551
Financial Assets, Acquisitions (Settlements) During Period	142,966
Decrease through write-off, financial assets	0
Financial assets at end of period	8,016,517	7,873,551
Off-Balance Exposures [Member] | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	7,473,577	8,323,897
Financial Assets, Acquisitions (Settlements) During Period		(716,113)
Increase (Decrease) Through Transfers From Stage 1 To Stage 2 Financial Assets		(300,426)
Stage 1 to Stage 3		(206)
Stage 2 to Stage 1		166,424
Stage 3 To Stage 1		1
Decrease through write-off, financial assets		0
Financial assets at end of period		7,473,577
Off-Balance Exposures [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	R$ 7,873,551	8,912,707
Financial Assets, Acquisitions (Settlements) During Period		(1,039,156)
Decrease through write-off, financial assets		0
Financial assets at end of period		R$ 7,873,551